Bank loans (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of maturities of debt

The maturities schedule is as follows:

	Amount	Amount
Years ended December 31,	S$	US$
2026	104,862	81,548
2027	112,443	87,443
2028	29,359	22,831

Total	246,664	191,822
Less: current portion	(104,863)	(81,548)

Long-term portion	141,801	110,274